Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating lease expense and supplemental cash flow information related to operating leases
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	3,463	3,683	505
ROU assets obtained in exchange for operating lease liabilities	3,938	3,869	530

Schedule of future lease payments under operating leases
Future lease payments under operating leases as of December 31, 2024 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2025	3,373	462
2026	2,575	353
2027	1,733	237
2028	762	104
2029	144	20
Thereafter	244	33

Total future lease payments	8,831	1,209
Less: Imputed interest	555	75

Total lease liability balance	8,276	1,134